Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2011
Related Party Transactions (Tables) [Abstract]
Balance Sheets

Balance Sheets

	Yen in millions
	March 31, 2010
	Sony
	Ericsson	S-LCD	Others	Total

Current assets	322,537	161,571	133,606	617,714
Noncurrent assets	98,375	300,206	127,237	525,818

Total assets	420,912	461,777	260,843	1,143,532

Current liabilities	341,087	102,538	100,829	544,454
Long-term liabilities and noncontrolling interests	23,837	22,443	54,306	100,586
Stockholders’ equity	55,988	336,796	105,708	498,492
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments	27,994	168,398
Consolidation and reconciling adjustments:
Other	(1,088)	61

Investment in and advances to equity investees at cost plus equity in undistributed earnings since acquisition	26,906	168,459	33,686	229,051

	Yen in millions
	March 31, 2011
	Sony
	Ericsson	S-LCD	Others	Total

Current assets	254,858	188,903	183,597	627,358
Noncurrent assets	92,925	233,988	137,720	464,633

Total assets	347,783	422,891	321,317	1,091,991

Current liabilities	282,857	71,572	166,056	520,485
Long-term liabilities and noncontrolling interests	8,089	29,696	61,036	98,821
Stockholders’ equity	56,837	321,623	94,225	472,685
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments	28,419	160,812
Consolidation and reconciling adjustments:
Other	(79)	—

Investment in and advances to equity investees at cost plus equity in undistributed earnings since acquisition	28,340	160,812	32,841	221,993

Statements of Income
Statements of Income

	Yen in millions
	Fiscal year ended March 31, 2009
	Sony
	Ericsson	S-LCD	Others	Total

Net revenues	1,459,259	670,311	550,691	2,680,261

Operating income (loss)	(92,762)	1,393	15,475	(75,894)
Other income (expense), net	12,599	11,191

Income (loss) before income taxes	(80,163)	12,584
Income tax (expense) benefit	23,888	(626)
Net income (loss) attributable to noncontrolling interests	(3,434)	—

Net income (loss) attributable to controlling interests	(59,709)	11,958	4,898	(42,853)
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments	(29,855)	5,979
Consolidation and reconciling adjustments:
Other	(400)	916

Equity in net income (loss) of affiliated companies	(30,255)	6,895	(1,749)	(25,109)

	Yen in millions
	Fiscal year ended March 31, 2010
	Sony
	Ericsson	S-LCD	Others	Total

Net revenues	837,149	796,575	323,576	1,957,300

Operating income (loss)	(81,385)	3,825	29,686	(47,874)
Other income (expense), net	(4,676)	(4,055)

Income (loss) before income taxes	(86,061)	(230)
Income tax (expense) benefit	20,470	53
Net income (loss) attributable to noncontrolling interests	(3,318)	—

Net income (loss) attributable to controlling interests	(68,909)	(177)	17,064	(52,022)
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments	(34,455)	(89)
Consolidation and reconciling adjustments:
Other	(59)	476

Equity in net income (loss) of affiliated companies	(34,514)	387	3,892	(30,235)

	Yen in millions
	Fiscal year ended March 31, 2011
	Sony
	Ericsson	S-LCD	Others	Total

Net revenues	673,464	807,955	268,604	1,750,023

Operating income (loss)	16,453	12,527	17,630	46,610
Other income (expense), net	(1,572)	(4,119)

Income (loss) before income taxes	14,881	8,408
Income tax (expense) benefit	(6,065)	3,094
Net income (loss) attributable to noncontrolling interests	(520)	—

Net income (loss) attributable to controlling interests	8,296	11,502	8,895	28,693
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments	4,148	5,751
Consolidation and reconciling adjustments:
Other	7	1,463

Equity in net income (loss) of affiliated companies	4,155	7,214	2,693	14,062

Account balances and transactions with affiliated companies
Account balances and transactions with affiliated companies accounted for under the equity method are presented below:

	Yen in millions
	March 31
	2010	2011

Accounts receivable, trade	21,467	18,631

Accounts payable, trade	61,360	45,434

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Sales	204,578	132,937	96,164

Purchases	332,286	309,550	383,922